Long-Term Incentive Plans - Schedule Of Movements In The Group's Employee Incentive Plan Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Beginning balance	$ 14,935	$ 10,501
Additions	5,075	6,648
Payments	(7,693)	(2,214)
Balance at 31 December prior to reclassification	12,317	14,935
Reclassified to other current liabilities	(11,773)
Ending balance	$ 544	$ 14,935